SECURE COMPUTING CORPORATION

4810 Harwood Road

San Jose, CA 95124

PRIVILEGED AND CONFIDENTIAL

SUBMITTED VIA EDGAR

December 6, 2005

Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C. 20549

Attn: Daniel Lee

Re:	Secure Computing Corporation
Response to SEC Review Comments dated October 13, 2005 on Registration
Statement on Form S-4 filed September 19, 2005
File No. 333-128410
Commission File No: 000-27074

Dear Gentlemen:

This letter is in response to the letter dated October 13, 2005 to Secure Computing Corporation regarding Secure Computing’s Registration Statement on Form S-4 filed with the SEC on September 19, 2005 (File No. 333-128410, Commission File No. 000-27074). The following responses are keyed to the Staff’s comments.

(1) Please be advised that any other comments to your filings, such as the comments issued by our accounting staff in a letter dated September 14, 2005, must be cleared prior to acceleration of effectiveness of this registration statement.

We have addressed the comments issued by the accounting staff and we are concurrently filing revised financial statements included in our Form 10-K for the year ended December 31, 2004 and our Forms 10-Q for the quarters ended March 31, June 30 and September 30, 2005.

(2) Please include the undertaking pursuant to Item 512(a) of Regulation S-K. Please also note that the reference to paragraph (4) in your second undertaking appears to be in error as the reference should be to the immediately preceding paragraph.

We have revised the Registration Statement to comply with the Staff’s request.

(3) Please have your controller or principal accounting officer execute the registration statement. Please see the Instructions to Signatures on Form S-4 for additional guidance.

We have revised the Registration Statement to comply with the Staff’s request.

(4) We note your disclosure that “there have been no significant changes in [y]our internal control over financial reporting” during the quarter ended December 31, 2004. Please note that Item 308 of Regulation S-K requires the disclosure of “any” change in your internal control over financial reporting that occurred during your last fiscal quarter that has “materially affected, or is reasonably likely to materially affect, [your] internal control over financial reporting.” In light of the foregoing, please advise us with respect to whether there were any changes in your internal control over financial reporting for the quarters ended December 31, 2004, March 31, 2005 and June 30, 2005. Please also confirm to us that you will consider this comment in preparing future periodic reports.

There were no changes in our internal control that have materially affected, or were reasonably likely to materially affect, our internal control over financial reporting for the quarters ended December 31, 2004, March 31, 2005 and June 30, 2005. We confirm to the Staff that we will consider this comment in preparing future periodic reports.

You may contact the undersigned at (408) 979-6182 with questions or our legal counsel, Kyle Guse of Heller Ehrman LLP at (650) 324-6715.

Very truly yours,

/s/ Tim Steinkopf
Tim Steinkopf Chief Financial Officer and Senior Vice President

cc: Kyle Guse

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